Consolidated Statements of Changes in Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock, at cost	Sony Corporation's stockholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2016	¥ 3,124,410	¥ 858,867	¥ 1,325,719	¥ 936,331	¥ (653,318)	¥ (4,259)	¥ 2,463,340	¥ 661,070
Exercise of stock acquisition rights	3,556	1,778	1,778				3,556
Stock-based compensation	1,601		1,601				1,601
Comprehensive income:
Net income	127,561			73,289			73,289	54,272
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(30,293)				(14,101)		(14,101)	(16,192)
Unrealized gains (losses) on derivative instruments	1,140				1,140		1,140
Pension liability adjustment	63,232				63,003		63,003	229
Foreign currency translation adjustments	(17,988)				(15,493)		(15,493)	(2,495)
Total comprehensive income	143,652						107,838	35,814
Stock issue costs, net of tax	(30)		(30)				(30)
Dividends declared	(42,320)			(25,252)			(25,252)	(17,068)
Purchase of treasury stock	(114)					(114)	(114)
Reissuance of treasury stock	28		(10)			38	28
Transactions with noncontrolling interests shareholders and other	(95,361)		(53,721)				(53,721)	(41,640)
Ending Balance at Mar. 31, 2017	3,135,422	860,645	1,275,337	984,368	(618,769)	(4,335)	2,497,246	638,176
Issuance of new shares	976	488	488				976
Exercise of stock acquisition rights	9,065	4,533	4,532				9,065
Conversion of convertible bonds	24	12	12				24
Stock-based compensation	3,160		3,160				3,160
Comprehensive income:
Net income	547,279			490,794			490,794	56,485
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	1,070				(444)		(444)	1,514
Unrealized gains (losses) on derivative instruments	(1,184)				(1,184)		(1,184)
Pension liability adjustment	12,390				12,292		12,292	98
Foreign currency translation adjustments	(6,335)				(8,641)		(8,641)	2,306
Total comprehensive income	553,220						492,817	60,403
Stock issue costs, net of tax	(879)		(879)				(879)
Dividends declared	(49,136)			(34,775)			(34,775)	(14,361)
Purchase of treasury stock	(199)					(199)	(199)
Reissuance of treasury stock	4		0			4	4
Transactions with noncontrolling interests shareholders and other	(4,500)		(73)				(73)	(4,427)
Ending Balance at Mar. 31, 2018	3,647,157	865,678	1,282,577	1,440,387	(616,746)	(4,530)	2,967,366	679,791
Cumulative effect of newly adopted ASUs	(2,118)			7,976	(15,526)		(7,550)	5,432
Issuance of new shares	862	431	431				862
Exercise of stock acquisition rights	16,348	8,174	8,174				16,348
Conversion of convertible bonds	16	8	8				16
Stock-based compensation	1,159		1,159				1,159
Comprehensive income:
Net income	966,550			916,271			916,271	50,279
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	33,285				24,370		24,370	8,915
Unrealized gains (losses) on derivative instruments	1,223				1,223		1,223
Pension liability adjustment	(13,960)				(14,013)		(14,013)	53
Foreign currency translation adjustments	8,444				10,022		10,022	(1,578)
Total comprehensive income	995,542						937,873	57,669
Stock issue costs, net of tax	(147)		(147)				(147)
Dividends declared	(73,009)			(44,048)			(44,048)	(28,961)
Purchase of treasury stock	(100,177)					(100,177)	(100,177)
Reissuance of treasury stock	4		1			3	4
Transactions with noncontrolling interests shareholders and other	(48,947)		(25,329)				(25,329)	(23,618)
Ending Balance at Mar. 31, 2019	¥ 4,436,690	¥ 874,291	¥ 1,266,874	¥ 2,320,586	¥ (610,670)	¥ (104,704)	¥ 3,746,377	¥ 690,313